Intangible assets - Summary (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 136,800	$ 131,912
Intangible assets with finite useful lives
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	23,486	18,598
Intangible assets with indefinite lives | Brand name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	112,977	112,977
Intangible assets with indefinite lives | Domain name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 337	$ 337